Loans from a Third Parties	12 Months Ended
Sep. 30, 2025
Loans from a Third Parties [Abstract]
LOAN FROM A THIRD PARTY

NOTE 8 — LOAN FROM A THIRD PARTY

	As of September 30,
	2025	2024
	US$	US$
Loans from third parties – current	$23,177	$23,512
Loans from third party – noncurrent	-	-
Total loans from third parties	$23,177	$23,512

On January 25, 2022, the Company borrowed $112,462 (or RMB 800,000) from Wuxi Huanxiang Xiniu Culture Co., Ltd., with a loan term from January 25, 2022 to January 24, 2023. In 2022, a partial repayment of $4,920 (or RMB 35,000) was made in advance. On January 24, 2023, a supplementary agreement was signed for this loan to extend the term by one year, covering the period from January 24, 2023 to January 25, 2024. In 2023, another partial repayment of $82,237 (approximately RMB 600,000) was made in advance. On January 24, 2024, prior to the maturity of the extended term, an additional supplementary agreement was signed to further extend the loan term to January 25, 2025. On January 24, 2025, the Company extended the loan again, pushing the maturity date to January 25, 2026. As of September 30, 2024 and September 30, 2025, the outstanding balances of the loan were $23,512 (or RMB 165,000) and $23,177 (or RMB 165,000) respectively..